Related party transactions and balances	12 Months Ended
Dec. 31, 2018
Related party transactions and balances
Related party transactions and balances

23.  Related party transactions and balances

Balances with related parties at December 31 are as follows:

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	7
Grupo Villar Mir, S.A.U.	—	79	—	—
Enérgya VM Generación, S.L	—	11,154	—	70
Villar Mir Energía, S.L.U.	2,288	38	—	8,941
Espacio Information Technology, S.A.U.	—	—	—	1,514
Blue Power Corporation, S.L.	—	—	—	134
Other related parties	—	2	—	462
Total	2,288	14,226	—	11,128

	2017
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,033	—	4
Grupo Villar Mir, S.A.U.	—	83	—	—
Enérgya VM Generación, S.L	—	1,420	—	6
Villar Mir Energía, S.L.U.	2,398	35	—	12,065
Espacio Information Technology, S.A.U.	—	—	—	861
Blue Power Corporation, S.L.	—	—	—	29
Other related parties	2	1	—	8
Total	2,400	4,572	—	12,973

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest and has a maturity in the short-term that is renewed tacitly upon maturity, unless the parties agreed it’s repaid until maturity, extended it automatically for one year.

The balance with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Transactions with related parties in 2018, 2017 and 2016 are as follows:

	2018
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	6	72
Villar Mir Energía, S.L.U.	—	99,939	—	1,467	—
Espacio Information Technology, S.A.U.	—	—	—	4,226	—
Enérgya VM Generación, S.L	43,772	—	—	272	—
Enérgya VM Gestión, S.L	—	42	—	119	—
Other related parties	20	—	—	119	—
Total	43,792	99,981	—	6,209	72

	2017
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	—	3,362	—
Espacio Information Technology, S.A.U.	—	—	—	3,807	—
Enérgya VM Generación, S.L	17,222	—	—	226	—
Enérgya VM Gestión, S.L	—	—	—	22	—
Other related parties	—	—	—	1,440	154
Total	17,222	94,049	—	8,859	224

	2016
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	74
Grupo Villar Mir, S.A.U.	403	—	—	—	—
Villar Mir Energía, S.L.U.	45	69,083	—	3,626	—
Espacio Information Technology, S.A.U.	—	—	—	4,049	—
Enérgya VM Generación, S.L	20,553	—	—	503	—
Enérgya VM Gestión, S.L	—	253	—	—	—
Marco International Corporation	765	5,212	—	—	—
Key management personnel (Note 26)	—	—	10,080	—	—
Other related parties	—	—	—	92	—
Total	21,766	74,548	10,080	8,272	74

“Cost of sales” of the related parties vis-à-vis Villar Mir Energía, S.L.U. relates to the purchase of energy from the latter by the Company’s Electrometallurgy – Europe segment.  FerroAtlántica pays VM Energía a service charge in addition to paying for the cost of energy purchase from the market. For the fiscal years ended December 31, 2018, 2017 and 2016, FerroAtlántica’s and Hidro Nitro Española’s obligations to make payments to VM Energía under their respective agreements – for the purchase of energy plus the service charge – amounted to $99,939 thousand, $94,049 thousand and $69,083 thousand, respectively. These contracts are similar to contracts FerroAtlántica signs with other third-party brokers.

A former member of the board of directors until the end of 2016 is affiliated with Marco International Corporation, from which the Company purchases certain raw materials and to whom the Company sells silicon-based alloys.

“Other operating expenses” relates mainly to service fees paid to Espacio Information Technology, S.A.U. for managing and maintenance services rendered related, basically, to the enterprise resource planning (‘ERP’) that some Company entities use; and other IT development projects.

“Sales and operating income” relates mainly to sales from Hidro Nitro Española to Enérgya VM for the sales made by its hydroelectric plant of $11,874 thousand, $7,419 thousand and $5,155 thousand for the fiscal years ended December 31, 2018, 2017 and 2016.  Hidro Nitro Española was sold out of the Company on December 31, 2018.  FerroAtlántica sales to Enérgya VM for the sales made by its hydroelectric plant of $31,898 thousand, $9,803 thousand and $15,398 thousand for the fiscal years ended December 31, 2018, 2017 and 2016.

During 2018 and 2017, under the solar joint venture agreement FerroAtlántica and other subsidiaries have purchased property, plant and equipment of $4,252 and $3,611 thousand  respectively, from Aurinka and Blue Power Corporation, S.L.